Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (63,664)	$ (8,817)	¥ (102,799)	¥ (128,390)